Other Payables	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Other Payables
15	OTHER PAYABLES

	December 31, 2021	December 31, 2020
	S$’000	S$’000
Outside parties	36,547	35,875
Deferred grant income	2,459	1,161
Others	90	164

	39,096	37,200

The average credit period on payables is 30 days (2020: 30 days). Interest is charged ranging from 0% to 15% per annum (2020: 0% to 15%) on the overdue balance.